Income Taxes (Details) - Schedule of loss from continuing operations before taxes - VIECO USA, Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) - Schedule of loss from continuing operations before taxes [Line Items]
U.S. operations	$ 121,473	$ 194,592
Foreign operations	26	25
Loss before income taxes	$ 121,499	$ 194,617